Investment and Mortgage-Backed Securities, Held to Maturity (Schedule of investment and mortgage-backed securities held to maturity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Held-to-maturity Securities [Line Items]
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 9,969,587
Held to maturity, gross unrealized gains	577,005	$ 984,015
Held to maturity, gross unrealized losses	363,365	33,122
Held To Maturity, Amortized Cost	23,506,768	18,254,394
Debt Securities, Held-to-maturity, Fair Value	23,720,408	19,205,287
Debt Securities, Held-to-maturity, Restricted [Extensible List]	9,000,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	206,472
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	3,442,229
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	156,893
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value	13,411,816
Debt Securities, Held-to-maturity, Unrealized Loss Position, Accumulated Loss	363,365
Held to maturity pledged as collateral, fair value	9,500,000	13,400,000
US Government Agencies Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt Securities, Held-to-maturity, Fair Value	5,700,000	8,700,000
Debt Securities, Held-to-maturity	5,300,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	9,969,587	3,692,780
Held to maturity, gross unrealized gains	577,005	984,015
Held to maturity, gross unrealized losses	363,365	33,122
Debt Securities, Held-to-maturity, Fair Value	23,720,408	19,205,287
Debt Securities, Held-to-maturity	23,506,768	18,254,394
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	206,472	32,583
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	3,442,229	787,503
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	156,893	539
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value	13,411,816	4,480,283
Debt Securities, Held-to-maturity, Unrealized Loss Position, Accumulated Loss	$ 363,365	$ 33,122